23. Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense
	2016	2015

BOLI income	$396	$401
Other Contracted Services	$763	$775
Bank Franchise Taxes	$423	$367
FDIC Insurance Costs	$693	$863
Software Licensing / Maintenance	$932	$736
Postage and Freight	$247	$282
Legal	$431	$378
Other Loan Expense	$167	$330
Other Losses	$124	$450
Advertising	$286	$260
Audit	$253	$180